Earnings Per Share	12 Months Ended
Nov. 30, 2018
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

	Years Ended November 30,
(in millions, except per share data)	2018	2017	2016
Net income for basic and diluted earnings per share	$3,152	$2,606	$2,779
Weighted-average shares outstanding	709	722	745
Dilutive effect of equity plans	2	3	2
Diluted weighted-average shares outstanding	710	725	747
Basic earnings per share	$4.45	$3.61	$3.73
Diluted earnings per share	$4.44	$3.59	$3.72